Financial Risk Management and Fair Values of Financial Instruments - Disclosure Of Detailed Information About Reconciliation Of Changes In Allowance For Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments Explanatory (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Prior Year	¥ 164	¥ 13
Current Year	(1)	164
Other Receivables [member]
Disclosure of financial assets [line items]
Prior Year	159	5
Accrual	2	156
Reversal	(3)	(2)
Write-off	0	0
Current Year	158	159
Stage One Twelve Month Expected Credit Losses [Member] | Other Receivables [member]
Disclosure of financial assets [line items]
Prior Year	2	1
Accrual	2	3
Reversal	(3)	(2)
Write-off	0	0
Current Year	1	2
Stage Two Lifetime ECLs (not credit-impaired) [Member] | Other Receivables [member]
Disclosure of financial assets [line items]
Prior Year	9	4
Accrual	0	5
Reversal	0	0
Write-off	0	0
Current Year	9	9
Stage Three Lifetime ECLs (credit-impaired) [Member] | Other Receivables [member]
Disclosure of financial assets [line items]
Prior Year	148	0
Accrual	0	148
Reversal	0	0
Write-off	0	0
Current Year	¥ 148	¥ 148